Investments in Associates and Joint Ventures - Subsidiaries with Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries
Net earnings attributable to non-controlling interests	$ (15)	$ (2)
Non-controlling interests	146	90
Condensed balance sheet
Cash and cash equivalents	89	62	$ 60
Current financial assets	9	3
Long-term financial assets	22	10
Current liabilities (other than current financial liabilities)	82	4
Current financial liabilities	101	27
Other liabilities	178	178
Condensed statements of earnings
Sales	4,321	4,001
Depreciation and amortization	215	192
Provision for (recovery of) income taxes	(81)	45
Net earnings	522	137
Condensed cash flow
Cash flows from operating activities	173	372
Cash flows used from investing activities	70	(185)
Cash flows used for financing activities	$ (218)	$ (182)
RENO DE MEDICI S.p.A.
Disclosure of subsidiaries
Percentage of shares held by non-controlling interests (accounting basis)	42.18%	42.30%
Net earnings attributable to non-controlling interests	$ 9	$ 2
Non-controlling interests	105	90
Dividends paid to non-controlling interests	1	1
Condensed balance sheet
Cash and cash equivalents	29	41
Current assets (other than cash and cash equivalents and current financial assets)	254	231
Current financial assets	0	0
Other assets	335	299
Long-term financial assets	0	0
Current liabilities (other than current financial liabilities)	195	178
Current financial liabilities	30	23
Other liabilities	72	68
Non-current financial liabilities	67	82
Condensed statements of earnings
Sales	838	702
Depreciation and amortization	33	32
Provision for (recovery of) income taxes	9	5
Net earnings	21	5
Condensed cash flow
Cash flows from operating activities	49	56
Cash flows used from investing activities	(48)	(39)
Cash flows used for financing activities	$ (17)	$ (9)
Greenpac Holding LLC
Disclosure of subsidiaries
Percentage of shares held by non-controlling interests (accounting basis)	17.17%
Net earnings attributable to non-controlling interests	$ 5
Non-controlling interests	42
Dividends paid to non-controlling interests	4
Condensed balance sheet
Cash and cash equivalents	38
Current assets (other than cash and cash equivalents and current financial assets)	100
Current financial assets	3
Other assets	568
Long-term financial assets	14
Current liabilities (other than current financial liabilities)	31
Current financial liabilities	106
Other liabilities	0
Non-current financial liabilities	209
Condensed statements of earnings
Sales	278
Depreciation and amortization	22
Provision for (recovery of) income taxes	0
Net earnings	21
Condensed cash flow
Cash flows from operating activities	39
Cash flows used from investing activities	(3)
Cash flows used for financing activities	$ (30)